HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2014
HELD FOR SALE [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Assets and liabilities included in our consolidated balance sheet presented presented as held for sale are shown below:

(in thousands of $)	As of December 31, 2014
ASSETS
Current assets
Other receivables, prepaid expenses and accrued income	196
Inventories	266
Total current assets	462

Non-current assets
Vessels and equipment, net	280,284
Deferred charges	4,209
Total non-current assets	284,493
Total assets	284,955

LIABILITIES
Current liabilities
Current portion of long-term debt	(13,569)
Trade accounts payable	(419)
Accrued expenses	(786)
Amounts due to related parties	(366)
Total current liabilities	(15,140)

Non-current liabilities
Long-term debt	(149,261)
Total non-current liabilities	(149,261)
Total liabilities	(164,401)